Stock-Based Compensation - Schedule of Stock Option Activity (Details) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023	Sep. 28, 2025	Dec. 29, 2024
Schedule of Stock Option Activity [Line Items]
Number of Shares, outstanding	9,997,233	11,716,646	4,410,078	9,997,233
Weighted Average Exercise Price per Share, outstanding (in Dollars per share)	$ 2.77	$ 3.48	$ 3.04	$ 2.77
Weighted Average Contractual Term (Years), outstanding	5 years 3 months 14 days	8 years 6 months 10 days		5 years 3 months 14 days
Aggregate Intrinsic Value, outstanding (in Dollars)	$ 6,356	$ 2,756	$ 2,157	$ 6,356
Number of Shares, Vested and expected to vest	9,997,233		4,410,078	9,997,233
Weighted Average Exercise Price per Share, Vested and expected to vest (in Dollars per share)	$ 2.77		$ 3.04	$ 2.77
Aggregate Intrinsic Value, Vested and expected to vest (in Dollars)	$ 6,356		$ 2,157	$ 6,356
Number of Shares, Vested and exercisable	4,264,705		2,364,439	4,264,705
Weighted Average Exercise Price per Share, Vested and exercisable (in Dollars per share)	$ 3.54		$ 6.98	$ 3.54
Aggregate Intrinsic Value , Vested and exercisable (in Dollars)	$ 1,857		$ 722	$ 1,857
Number of shares, Options granted				6,121,251
Number of Shares, Options exercised			(712,467)	(398,883)
Weighted Average Exercise Price per Share, Options exercised (in Dollars per share)			$ 0.73	$ 0.77
Aggregate Intrinsic Value, Options exercised (in Dollars)			$ 88	$ 39
Number of Shares, Options canceled			(4,874,689)	(7,441,781)
Weighted Average Exercise Price per Share, Options canceled (in Dollars per share)			$ 2.53	$ 0.17